Investments Securities and Derivatives - Summary of Debt Securities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 1,377,130	₸ 1,076,242
Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	1,376,728	1,075,955
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 930,726	₸ 350,670
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	0.60%	0.60%
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	16.70%	16.03%
Corporate Bonds
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 252,946	₸ 186,819
Corporate Bonds | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	2.00%	2.00%
Corporate Bonds | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	15.88%	11.80%
Discount Notes of the NBRK
Disclosure of fair value measurement of assets [line items]
Interest rate, %	14.44%	16.03%
Total financial assets at FVTOCI	₸ 191,369	₸ 538,100
Sovereign Bonds of Foreign Countries
Disclosure of fair value measurement of assets [line items]
Interest rate, %		0.63%
Total financial assets at FVTOCI	₸ 1,687	₸ 366
Sovereign Bonds of Foreign Countries | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	0.63%
Sovereign Bonds of Foreign Countries | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	3.50%